Document and Entity Information	Jul. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810546
Document Type	8-K
Document Period End Date	Jul. 12, 2024
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-39610
Entity Tax Identification Number	84-4199750
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	897-1100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	EBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false